First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
August 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.7%
	Aerospace & Defense — 2.9%
70,061	BAE Systems PLC (GBP)	$1,664,264
	Banks — 6.3%
32,643	Bank of America Corp.	1,656,306
20,926	BNP Paribas S.A. (EUR)	1,880,909
		3,537,215
	Beverages — 7.9%
20,032	Carlsberg A/S, Class B (DKK)	2,450,040
29,211	Coca-Cola (The) Co.	2,015,267
		4,465,307
	Capital Markets — 1.8%
3,885	CME Group, Inc.	1,035,391
	Electric Utilities — 3.4%
103,749	Iberdrola S.A. (EUR)	1,951,127
	Electrical Equipment — 3.5%
21,941	nVent Electric PLC	1,983,247
	Health Care Equipment & Supplies — 3.2%
19,248	Medtronic PLC	1,786,407
	Household Durables — 3.3%
66,450	Sony Group Corp. (JPY)	1,846,248
	Household Products — 3.1%
11,135	Procter & Gamble (The) Co.	1,748,640
	Industrial Conglomerates — 2.9%
5,953	Siemens AG (EUR)	1,647,788
	Insurance — 6.6%
199,344	AIA Group Ltd. (HKD)	1,876,961
220,920	Dai-ichi Life Holdings, Inc. (JPY)	1,843,819
		3,720,780
	Interactive Media & Services — 2.2%
5,780	Alphabet, Inc., Class C	1,234,203
	Machinery — 2.1%
25,205	Daimler Truck Holding AG (EUR)	1,184,512
	Media — 3.0%
18,541	Publicis Groupe S.A. (EUR)	1,710,135
	Metals & Mining — 1.8%
23,371	Freeport-McMoRan, Inc.	1,037,672
	Oil, Gas & Consumable Fuels — 4.0%
14,012	Chevron Corp.	2,250,327
	Personal Care Products — 3.1%
27,555	Unilever PLC (EUR)	1,732,403
Shares	Description	Value

	Pharmaceuticals — 6.5%
12,487	AstraZeneca PLC (GBP)	$1,989,859
9,523	Johnson & Johnson	1,687,190
		3,677,049
	Professional Services — 3.3%
40,010	RELX PLC (GBP)	1,863,521
	Semiconductors & Semiconductor Equipment — 7.0%
72,511	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	2,751,526
5,851	Texas Instruments, Inc.	1,184,710
		3,936,236
	Software — 5.9%
4,432	Microsoft Corp.	2,245,650
4,876	Oracle Corp.	1,102,610
		3,348,260
	Specialty Retail — 3.2%
4,445	Home Depot (The), Inc.	1,808,093
	Technology Hardware, Storage & Peripherals — 2.9%
39,678	Samsung Electronics Co., Ltd. (Preference Shares) (KRW)	1,615,375
	Textiles, Apparel & Luxury Goods — 5.8%
10,571	Cie Financiere Richemont S.A., Class A (CHF)	1,846,276
18,846	NIKE, Inc., Class B	1,458,115
		3,304,391
	Tobacco — 3.0%
30,500	British American Tobacco PLC (GBP)	1,725,225
	Total Common Stocks	55,813,816
	(Cost $47,102,648)
MONEY MARKET FUNDS — 2.0%
1,098,964	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (b)	1,098,964
	(Cost $1,098,964)

	Total Investments — 100.7%	56,912,780
	(Cost $48,201,612)
	Net Other Assets and Liabilities — (0.7)%	(388,393)
	Net Assets — 100.0%	$56,524,387

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of August 31, 2025.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	38.1%
United Kingdom	15.9
Ireland	6.7
Japan	6.5
France	6.4
Germany	5.0
Taiwan	4.9
Denmark	4.3
Spain	3.4
Hong Kong	3.3
Switzerland	3.3
South Korea	2.9
Total Investments	100.7
Net Other Assets and Liabilities	(0.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
USD	44.5%
EUR	17.8
GBP	12.7
JPY	6.5
TWD	4.8
DKK	4.3
HKD	3.3
CHF	3.3
KRW	2.8
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows:

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 55,813,816	$ 55,813,816	$ —	$ —
Money Market Funds	1,098,964	1,098,964	—	—
Total Investments	$56,912,780	$56,912,780	$—	$—

*	See Portfolio of Investments for industry breakout.